Loans and Advances to Customers (Tables)	12 Months Ended
Dec. 31, 2021
Net Loans And Advances To Customers [Abstract]
Summary of Net Loans and Advances to Customers

		Group
	2021	2020
	£m	£m
Loans secured on residential properties	178,039	170,089
Corporate loans	19,282	23,613
Finance leases	3,916	6,554
Secured advances	—	—
Other unsecured loans	9,405	10,169
Accrued interest and other adjustments	656	861
Amounts due from fellow Banco Santander subsidiaries and joint ventures	3,080	2,249
Loans and advances to customers	214,378	213,535
Credit impairment loss allowances on loans and advances to customers	(828)	(1,303)
RV and voluntary termination provisions on finance leases	(25)	(54)
Net loans and advances to customers	213,525	212,178

Disclosure of Finance Lease and Hire Purchase Contract Receivables
Finance lease and hire purchase contract receivables may be analysed as follows:

	Group
	2021			2020
	Gross investment	Unearned finance income	Net investment	Gross investment	Unearned finance income	Net investment
	£m	£m	£m	£m	£m	£m
No later than one year	1,906	(5)	1,901	3,468	(297)	3,171
Later than one year and not later than two years	1,324	(201)	1,123	1,829	(173)	1,656
Later than two years and not later than three years	772	(141)	631	1,099	(106)	993
Later than three years and not later than four years	343	(82)	261	575	(55)	520
Later than four years and not later than five years	38	(38)	—	231	(25)	206
Later than five years	—	—	—	8	—	8
	4,383	(467)	3,916	7,210	(656)	6,554

Disclosure of Maturity Analysis of Operating Lease Payments
At 31 December 2021 and 2020, the Santander UK group had contracted with lessees for the following future undiscounted minimum lease payments receivable under operating leases.

	Group
	2021	2020
		£m
No later than one year	31	17
Later than one year and not later than two years	27	17
Later than two years and not later than three years	22	16
Later than three years and not later than four years	15	11
Later than four years and not later than five years	11	10
Later than five years	28	30
	134	101